Cost of Sales and Expenses by their Nature - Schedule of Cost of Sales and Administration Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	$ 25,612,803	$ 28,635,262	$ 33,417,164
Cost of sales	22,783,351	26,032,751	31,100,106
Administrative expenses	2,829,452	2,602,511	2,317,058
Cost of sales administrative expenses	25,612,803	28,635,262	33,417,164
Raw materials and consumables [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	15,570,703	17,036,782	20,377,456
Electrical energy [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,894,270	2,163,690	2,326,649
Ferroalloys [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,313,127	1,500,999	1,883,923
Refractories [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	574,732	650,713	859,034
Oxygen [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	356,953	406,973	348,200
Electrodes [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	215,067	249,551	402,513
Gas and fuels [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	635,287	579,897	793,649
Labor [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,574,396	1,663,870	1,822,827
Operation materials [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	853,826	985,511	1,038,873
Depreciation and amortization [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	1,082,267	1,066,382	1,035,244
Maintenance [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	905,858	1,602,511	1,867,656
Other expenses [Member]
Schedule of Cost of Sales and Administration Expenses [Line Items]
Cost of sales and expenses	$ 636,317	$ 728,383	$ 661,140